Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capitol Series Trust
Entity Central Index Key	0001587551
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000258312
Shareholder Report [Line Items]
Fund Name	Sterling Capital Enhanced Core Bond ETF
Trading Symbol	SCEC
Security Exchange Name	CboeBZX
Expenses [Text Block]

What were the Fund’s costs for the period since inception?

(based on a hypothetical $10,000 investment)

The expenses reflect the period of March 13, 2025 (commencement of operations) to December 31, 2025. Such expenses would be higher for the full reporting period.

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sterling Capital Enhanced Core Bond ETF	$24	0.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.29% [1]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Mar. 13, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 487,885,459
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 1,264,021
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$487,885,459
Number of Portfolio Holdings	284
Advisory Fee	$1,264,021
Portfolio Turnover	67%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	29.8%
Corporate Bonds	29.9%
Preferred Stocks	0.2%
U.S. Government & Agencies	28.3%
U.S. Treasury Bonds & Notes	11.8%

Material Fund Change [Text Block]

Material Fund Changes

At a meeting held on October 23, 2025, the Board of Trustees (the “Board”) of Capitol Series Trust (the “Trust”) approved a proposed Agreement and Plan of Reorganization (the “Reorganization”) of the Fund into a fund of the same name, a newly created series of Sterling Capital Funds (the “Acquiring Fund”), whereby the Acquiring Fund will acquire the assets and assume the liabilities of the Fund. The proposed Reorganization is subject to shareholder approval and certain other conditions. Sterling Capital Management LLC (“Sterling Capital”), the investment adviser of the Fund, will serve as the adviser of the Acquiring Fund following the Reorganization.

The Acquiring Fund will have the same investment objective and substantially similar principal investment strategies and principal risks as the Fund. The same portfolio managers of the Fund, who are employees of Sterling Capital, will continue to be responsible for the day-to-day management of the Acquiring Fund. Sterling Capital will continue to handle the trading of portfolio securities for the Acquiring Fund. The management fee and expense ratio of the Acquiring Fund are expected to be the same as those of the Fund.

The proposed Reorganization will occur by transferring all of the assets and liabilities of the Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund. As a result, shareholders of the Fund will become shareholders of the Acquiring Fund and will receive shares of the Acquiring Fund with a value equal to the aggregate net asset value of their shares of the Fund held immediately prior to the Reorganization. The proposed Reorganization is expected to be a tax-free transaction for federal income tax purposes.

The Board of the Trust has determined that the Reorganization is in the best interests of the Fund and its shareholders, and that the interests of the Fund’s shareholders will not be diluted as a result of the Reorganization.

[1]	Annualized